Fair value measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term deposits	$ 281,513	$ 152,190
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total:	609,035	311,095
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalent	111,376	60,494
Term deposits	281,513	152,190
Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Available-for-sale securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investment	8,889
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investment	207,257	98,411
Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of non-financial assets	$ 0	$ 0	$ 0